UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 17, 2014 to June 17, 2014

Commission File Number of issuing entity:	333-167764-03

Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-167764

MORGAN STANLEY CAPITAL I INC
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
(Exact name of sponsors as specified in their charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0681099
46-0700929
46-0709593
46-6179199
46-6181739
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]
A-2	[ ]	[ ]	[_X_]
A-3	[ ]	[ ]	[_X_]
A-4	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PST	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

Explanatory Note

This Form 10-D/A amends the Form 10-D (the “Form 10-D”), filed July 2, 2014 with respect to Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5. The purpose of this amendment is to make a clerical revision to the Form 10-D to conform the signatory shown on the filed version of the Form 10-D (Steven Stern, President) to the signatory on the original executed Form 10-D (Cynthia Eckes, Authorized Signatory).

PART II - OTHER INFORMATION
Item 9. Exhibits

(d) Exhibits:

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, relating to the June 17, 2014 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: 12/30/2014	By: ___/s/ Zachary Fischer__
Name:__Zachary Fischer__
Title: __Vice President__

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, relating to the June 17, 2014 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).